Summary of Bank Borrowing (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Line of Credit Facility [Line Items]
Short-term borrowings	$ 28,404	176,961	100,000
Long-term borrowings	26,946	167,879
Debt, Current, Total	55,350	344,840	100,000
Long-term borrowings	10,112	63,000
Total bank borrowings	$ 65,462	407,840	100,000